COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 22 – COMMITMENT AND CONTINGENCIES

Purchase Commitment

The amount of contractual commitments for the acquisition of real estate properties was JPY2,025,870 and JPY900,829 as of December 31, 2022 and 2021, respectively.

Contingencies

The Company is involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s consolidated financial statements.